Income Taxes (Details 3) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss and credit carryforward	$ 0	$ 0
Deferred tax liabilities
Net deferred tax asset	(0)	128,105
Landsea Homes [Member]
Deferred tax assets
Accrued expenses	15,208,000	12,306,000
Lease liability	1,748,000	1,869,000
Allowance, reserves, and other	225,000	526,000
Net operating loss and credit carryforward	25,000	21,000
Deferred tax asset	17,206,000	14,722,000
Deferred tax liabilities
Right-of-use asset	(1,635,000)	(1,762,000)
Basis difference in fixed assets and intangible assets	(1,457,000)	(274,000)
Basis difference in investments	(866,000)	(4,462,000)
Deferred tax liability	(3,958,000)	(6,498,000)
Net deferred tax asset	$ 13,248,000	$ 8,224,000